Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
Cash and Cash Equivalents

As at December 31, 2017 and 2016, the Company’s cash and cash equivalents balance was $141,677 and $84,013. These balances included $61,263 and $54,522, respectively, of money market funds and corporate bonds.